Payden Global Low Duration Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (100%)
Australia (USD) (1%)
250,000	Australia & New Zealand Banking Group Ltd.,
	2.05%, 11/21/22	$253
515,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%), 2.93%, 11/28/23 (a)(b)	519
250,000	National Australia Bank Ltd., 1.88%, 12/13/22	252
285,000	Suncorp-Metway Ltd. 144A,
	2.38%, 11/09/20 (b)	286
		1,310
Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	189
Brazil (USD) (1%)
200,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	201
260,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	261
		462
Canada (USD) (7%)
345,000	Bank of Montreal, 2.90%, 3/26/22	354
360,000	Bank of Nova Scotia, 2.00%, 11/15/22	363
195,000	Bank of Nova Scotia, 2.38%, 1/18/23	199
509,150	Canadian Pacer Auto Receivables Trust 2019-1
	144A, 2.78%, 3/21/22 (b)	511
720,000	Canadian Pacer Auto Receivables Trust 2019-1
	144A, 2.80%, 10/19/23 (b)	733
750,000	CDP Financial Inc. 144A, 2.13%, 6/11/21 (b)	756
1,240,000	Evergreen Credit Card Trust 144A,
	2.95%, 3/15/23 (b)	1,259
505,000	National Bank of Canada, 2.10%, 2/01/23	509
250,000	National Bank of Canada 144A,
	2.15%, 10/07/22 (b)	252
750,000	Ontario Teachers’ Finance Trust 144A,
	2.75%, 4/16/21 (b)(c)	760
920,000	Securitized Term Auto Receivables Trust 2019-1
	144A, 2.99%, 2/27/23 (b)	933
120,000	Trillium Credit Card Trust II 144A,
	2.33%, 12/27/24 (b)	120
		6,749
Cayman Islands (USD) (9%)
200,000	ADCB Finance Cayman Ltd. 144A,
	4.00%, 3/29/23 (b)	210
400,000	Alibaba Group Holding Ltd., 3.13%, 11/28/21	408
400,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo.
	LIBOR USD + 1.500%), 3.33%, 7/15/27 (a)(b)	401
420,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 1.450%), 3.27%, 7/18/27 (a)(b)	421
340,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 2.450%), 4.27%, 7/18/27 (a)(b)	333
110,000	Avolon Holdings Funding Ltd. 144A,
	3.63%, 5/01/22 (b)	113
500,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 2.62%, 1/20/28 (a)(b)	500
210,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 2.93%, 2/16/37 (a)(b)	211
470,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 2.98%, 9/15/35 (a)(b)	471

Principal or Shares	Security Description	Value (000)

370,000	CK Hutchison International 17 II Ltd. 144A,
	2.25%, 9/29/20 (b)	$370
500,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.150%), 3.83%, 9/15/28 (a)(b)	499
430,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 2.77%, 6/15/36 (a)(b)	432
380,000	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 2.86%, 10/20/27 (a)(b)	380
1,050,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD
	+ 0.800%), 2.63%, 1/15/28 (a)(b)	1,049
250,000	Octagon Investment Partners XXIII Ltd. 144A,
	(3 mo. LIBOR USD + 0.850%),
	2.68%, 7/15/27 (a)(b)	250
700,000	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	2.60%, 2/20/28 (a)(b)	700
115,000	Park Aerospace Holdings Ltd. 144A,
	5.25%, 8/15/22 (b)	123
330,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.050%), 2.72%, 4/14/37 (a)(b)	331
210,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.450%), 3.12%, 4/14/37 (a)(b)	211
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 2.76%, 7/15/38 (a)(b)	371
470,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.450%), 3.12%, 9/15/34 (a)(b)	473
815,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.890%), 2.72%, 4/15/29 (a)(b)	814
		9,071
Chile (USD) (1%)
275,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (b)	276
245,000	Banco Santander Chile 144A,
	2.50%, 12/15/20 (b)	246
		522
Finland (USD) (1%)
940,000	Finnvera Oyj 144A, 1.88%, 10/05/20 (b)	942
France (USD) (1%)
315,000	Banque Federative du Credit Mutuel SA 144A,
	2.13%, 11/21/22 (b)	318
450,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	461
450,000	Credit Agricole SA 144A, 3.38%, 1/10/22 (b)	462
		1,241
Georgia (USD) (1%)
400,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	422
Germany (USD) (1%)
535,000	Deutsche Bank AG, 3.15%, 1/22/21	540
Guernsey (USD) (1%)
550,000	Credit Suisse Group Funding Guernsey Ltd.,
	3.80%, 9/15/22	576
India (USD) (1%)
345,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (b)	354

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

500,000	REC Ltd. 144A, 5.25%, 11/13/23 (b)	$537
200,000	Shriram Transport Finance Co. Ltd. 144A,
	5.10%, 7/16/23 (b)	201
		1,092
Indonesia (USD) (1%)
225,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.23%, 11/15/21 (b)	236
395,000	Pelabuhan Indonesia III Persero PT 144A,
	4.50%, 5/02/23 (b)	418
280,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	3.75%, 3/01/23 (b)	293
		947
Ireland (USD) (1%)
300,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 3.50%, 5/26/22	309
340,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	343
355,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (b)	363
		1,015
Italy (USD) (1%)
425,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	433
240,000	Republic of Italy Government International
	Bond, 2.38%, 10/17/24	240
350,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	377
		1,050
Japan (USD) (3%)
450,000	Mitsubishi UFJ Financial Group Inc.,
	2.62%, 7/18/22	459
460,000	Mitsubishi UFJ Financial Group Inc.,
	3.22%, 3/07/22	474
200,000	Mizuho Financial Group Inc. 144A,
	2.63%, 4/12/21 (b)	202
330,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.840%), 2.72%, 7/16/23 (a)	336
400,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	409
450,000	Sumitomo Mitsui Financial Group Inc.,
	3.10%, 1/17/23	467
		2,347
Liberia (USD) (0%)
135,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	136
Netherlands (USD) (1%)
345,000	BMW Finance NV 144A, 2.25%, 8/12/22 (b)	350
460,000	Enel Finance International NV 144A,
	2.88%, 5/25/22 (b)	469
560,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	551
		1,370
New Zealand (USD) (1%)
200,000	ANZ New Zealand Int’l Ltd. 144A,
	2.88%, 1/25/22 (b)	205
500,000	BNZ International Funding Ltd. 144A,
	2.65%, 11/03/22 (b)	510
		715
Nigeria (USD) (0%)
250,000	Nigeria Government International Bond 144A,
	6.75%, 1/28/21 (b)	259

Principal or Shares	Security Description	Value (000)
Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A,
	4.13%, 10/19/27 (b)	$236
Peru (USD) (1%)
320,000	Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	330
320,000	Inretail Pharma SA 144A, 5.38%, 5/02/23 (b)	337
		667
Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	227
Singapore (USD) (0%)
200,000	DBS Group Holdings Ltd. 144A,
	2.85%, 4/16/22 (b)	204
Supranational (USD) (1%)
980,000	European Bank for Reconstruction &
	Development, 1.88%, 7/15/21	986
Sweden (USD) (0%)
250,000	Svensk Exportkredit AB, 2.38%, 4/09/21	252
Switzerland (USD) (1%)
270,000	UBS AG 144A, 2.45%, 12/01/20 (b)	271
825,000	UBS Group AG 144A, 3.00%, 4/15/21 (b)	838
		1,109
United Kingdom (USD) (4%)
399,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	409
475,000	Barclays PLC, 3.25%, 1/12/21	481
250,000	HSBC Holdings PLC, (3 mo. LIBOR USD
	+ 1.055%), 3.26%, 3/13/23 (a)	257
500,000	HSBC Holdings PLC, 3.40%, 3/08/21	509
299,200	Lanark Master Issuer PLC, (3 mo. LIBOR USD
	+ 0.420%), 2.32%, 12/22/69 (a)	299
460,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	469
285,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (b)	297
660,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.470%), 3.38%, 5/15/23 (a)	671
460,000	Santander UK Group Holdings PLC,
	3.13%, 1/08/21	465
295,000	Santander UK PLC, 2.10%, 1/13/23	298
		4,155
United States (USD) (59%)
435,000	AbbVie Inc. 144A, 2.15%, 11/19/21 (b)	438
275,000	AbbVie Inc. 144A, 2.30%, 11/21/22 (b)	278
300,000	AES Corp., 4.00%, 3/15/21	304
90,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	91
150,000	Air Lease Corp., 2.25%, 1/15/23	151
75,000	Air Lease Corp., 2.75%, 1/15/23	76
120,000	Ally Financial Inc., 3.88%, 5/21/24	127
140,000	Ally Financial Inc., 4.13%, 2/13/22	145
165,000	Ameren Corp., 2.50%, 9/15/24	168
380,000	American Express Co., 2.75%, 5/20/22	388
322,000	Antero Resources Corp., 5.13%, 12/01/22	278
120,000	Anthem Inc., 2.38%, 1/15/25	122
225,000	Aon Corp., 2.20%, 11/15/22	227
299,522	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 3.07%, 11/14/35 (a)(b)	301
400,000	Ares Capital Corp., 3.63%, 1/19/22	410

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

245,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%),
	3.20%, 3/26/21 (a)	$245
25,636,540	BANK 2018-BNK14, 0.67%, 9/15/60 (d)	894
270,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.630%), 2.33%, 10/01/21 (a)	271
450,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.660%), 2.37%, 7/21/21 (a)	451
240,000	Bank of The West Auto Trust 2019-1 144A,
	2.43%, 4/15/24 (b)	243
190,000	Bank of The West Auto Trust 2019-1 144A,
	2.51%, 10/15/24 (b)	194
410,000	BBVA USA, 2.88%, 6/29/22	420
15,675,429	Benchmark 2018-B6 Mortgage Trust,
	0.60%, 10/10/51 (d)	439
145,000	Broadcom Inc. 144A, 3.13%, 4/15/21 (b)	147
180,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	2.60%, 10/15/36 (a)(b)	181
180,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.080%),
	2.76%, 10/15/36 (a)(b)	181
100,000	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	3.35%, 12/15/29 (a)(b)	100
2,888,479	Cantor Commercial Real Estate Lending
	2019-CF1, 1.30%, 5/15/52 (d)	240
250,000	Capital One Bank USA NA, (U.S. Secured
	Overnight Financing Rate + 0.616%),
	2.01%, 1/27/23 (a)	251
250,000	CarMax Auto Owner Trust 2020-1,
	1.89%, 12/16/24	252
100,000	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	101
65,000	Centene Corp., 4.75%, 5/15/22	66
105,000	Centene Corp. 144A, 4.75%, 1/15/25 (b)	109
135,000	CenterPoint Energy Inc., 3.60%, 11/01/21	139
150,000	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	3.73%, 6/15/34 (a)(b)	150
350,000	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.350%),
	4.03%, 6/15/34 (a)(b)	351
265,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	301
185,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	2.55%, 9/17/21 (a)	185
250,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	252
210,000	CIT Group Inc., 5.00%, 8/15/22	224
455,000	Citibank NA, (3 mo. LIBOR USD + 0.596%),
	2.84%, 5/20/22 (a)	461
250,000	Citizens Bank NA, 3.25%, 2/14/22	257
340,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	2.58%, 10/15/36 (a)(b)	340
90,000	Conagra Brands Inc., (3 mo. LIBOR USD
	+ 0.750%), 2.55%, 10/22/20 (a)	90
130,000	Conagra Brands Inc., 3.80%, 10/22/21	135

Principal or Shares	Security Description	Value (000)

523,956	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 11/25/39 (a)(b)	$529
250,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 2.100%),
	3.76%, 10/25/39 (a)(b)	253
90,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 2.050%),
	3.74%, 1/25/40 (a)(b)	91
340,000	CVS Health Corp., (3 mo. LIBOR USD
	+ 0.720%), 2.61%, 3/09/21 (a)	342
300,000	Dell International LLC/EMC Corp. 144A,
	4.42%, 6/15/21 (b)	309
46,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	47
375,000	Delta Air Lines Inc., 2.60%, 12/04/20	377
215,000	Delta Air Lines Inc., 2.88%, 3/13/20	215
390,000	Dominion Energy Inc. 144A, 2.45%, 1/15/23 (b)	396
140,000	Dominion Energy Inc., 2.58%, 7/01/20	140
135,000	Dominion Energy Inc., 2.72%, 8/15/21	136
240,000	Drive Auto Receivables Trust 2019-4,
	2.51%, 11/17/25	243
330,000	Drive Auto Receivables Trust 2020-1,
	2.08%, 7/15/24	332
230,000	Drive Auto Receivables Trust 2020-1,
	2.36%, 3/16/26	232
285,000	DTE Energy Co., 2.25%, 11/01/22	287
105,000	DTE Energy Co., 2.60%, 6/15/22	107
90,000	Elanco Animal Health Inc., 3.91%, 8/27/21	93
255,000	Energy Transfer Operating LP, 2.90%, 5/15/25	258
230,000	Energy Transfer Operating LP, 4.25%, 3/15/23	242
146,000	Energy Transfer Partners LP/Regency Energy
	Finance Corp., 5.88%, 3/01/22	156
280,000	Enterprise Fleet Financing 2019-2 LLC 144A,
	2.29%, 2/20/25 (b)	282
145,000	EQT Corp., 2.50%, 10/01/20	145
265,000	Equinix Inc., 2.63%, 11/18/24	268
290,000	Evergy Inc., 2.45%, 9/15/24	295
255,830	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.200%), 3.86%, 8/25/30 (a)	260
629,571	FN, 3.00%, 5/01/32	651
434,249	FN, 3.00%, 10/01/34	448
468,077	FN, 3.00%, 11/01/34	488
280,000	Ford Credit Auto Lease Trust 2020-A,
	2.05%, 6/15/23	281
200,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	202
280,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.270%), 3.23%, 3/28/22 (a)	279
90,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	93
285,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 3.51%, 9/25/49 (a)(b)	287
140,000	Freddie Mac STACR REMIC Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 1.700%),
	3.36%, 1/25/50 (a)(b)	140

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

260,000	Freddie Mac STACR REMIC Trust 2020-HQA
	144A, (1 mo. LIBOR USD + 1.900%),
	3.55%, 1/25/50 (a)(b)	$261
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	6.26%, 12/25/42 (a)	271
248,728	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	12.91%, 10/25/29 (a)	311
300,000	FS KKR Capital Corp., 4.75%, 5/15/22	312
280,000	General Motors Financial Co. Inc.,
	2.65%, 4/13/20	280
615,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 0.930%), 2.78%, 4/13/20 (a)	616
580,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 3.39%, 1/14/22 (a)	587
390,000	GM Financial Consumer Automobile Receivables
	Trust 2019-3, 2.18%, 4/16/24	395
460,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 1.84%, 9/16/24	464
110,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.03%, 4/16/25	111
80,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.18%, 5/16/25	81
675,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	685
130,000	Hewlett Packard Enterprise Co.,
	3.50%, 10/05/21	134
180,000	Hyundai Auto Lease Securitization Trust 2020-A
	144A, 2.00%, 12/15/23 (b)	181
130,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 4.75%, 9/15/24 (b)	133
200,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	204
422,619	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%),
	2.37%, 3/17/37 (a)(b)	420
40,000	iStar Inc., 4.75%, 10/01/24	42
350,000	Jackson National Life Global Funding 144A,
	3.30%, 2/01/22 (b)	361
308,618	JP Morgan Mortgage Trust 2017-1 144A,
	3.50%, 1/25/47 (b)(d)	314
523,446	JP Morgan Mortgage Trust 2017-5 144A,
	3.00%, 10/26/48 (b)(d)	528
275,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.610%), 3.51%, 6/18/22 (a)	282
240,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 3.11%, 1/15/23 (a)	243
30,271	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	32
350,000	Lennar Corp., 4.13%, 1/15/22	360
170,000	Marriott International Inc., 2.13%, 10/03/22	171
210,000	Midwest Connector Capital Co. LLC 144A,
	3.63%, 4/01/22 (b)	217
220,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	227
180,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%),
	3.00%, 1/20/22 (a)	182
300,000	Morgan Stanley, 3.13%, 1/23/23	311

Principal or Shares	Security Description	Value (000)

99,762	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	3.36%, 10/15/49 (a)(b)	$100
154,792	MVW Owner Trust 2017-1 144A,
	2.42%, 12/20/34 (b)	156
280,288	New Residential Mortgage Loan Trust 2017-1
	144A, 4.00%, 2/25/57 (b)(d)	298
561,324	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (b)(d)	599
290,000	NextEra Energy Capital Holdings Inc.,
	2.90%, 4/01/22	297
110,000	NextEra Energy Operating Partners LP 144A,
	4.25%, 7/15/24 (b)	115
290,000	Nissan Auto Lease Trust 2019-B,
	2.29%, 4/15/25	293
200,000	Nissan Auto Lease Trust 2020-A,
	1.88%, 4/15/25	201
218,451	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	220
180,000	Occidental Petroleum Corp., 2.60%, 8/13/21	182
145,000	Occidental Petroleum Corp., 2.70%, 8/15/22	147
590,000	ONEOK Inc., 4.25%, 2/01/22	613
190,000	PayPal Holdings Inc., 2.20%, 9/26/22	192
295,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 2.70%, 11/01/24 (b)	302
210,000	Phillips 66, (3 mo. LIBOR USD + 0.600%),
	2.52%, 2/26/21 (a)	210
35,000	QEP Resources Inc., 6.88%, 3/01/21	36
130,000	Reliance Standard Life Global Funding II 144A,
	2.15%, 1/21/23 (b)	131
165,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	168
158,671	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	127
110,000	Ryder System Inc., 2.88%, 6/01/22	113
465,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	477
550,000	Santander Holdings USA Inc., 3.70%, 3/28/22	568
150,000	Santander Holdings USA Inc., 4.45%, 12/03/21	157
310,000	Santander Retail Auto Lease Trust 2019-B 144A,
	2.30%, 1/20/23 (b)	314
105,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%),
	2.33%, 1/15/21 (a)	105
110,000	Sempra Energy, 2.40%, 2/01/20	110
290,000	Sirius XM Radio Inc. 144A, 4.63%, 7/15/24 (b)	301
180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	180
250,000	Southern California Edison Co., 1.85%, 2/01/22	248
125,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD
	+ 0.800%), 2.69%, 6/15/21 (a)	124
210,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	212
583,875	STACR Trust 2018-DNA2 144A, (1 mo. LIBOR
	USD + 0.800%), 2.46%, 12/25/30 (a)(b)	585
396,687	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 3.31%, 4/25/43 (a)(b)	399
250,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 5.41%, 4/25/43 (a)(b)	263

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

150,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 12.16%, 2/25/47 (a)(b)	$182
100,000	Starwood Property Trust Inc., 3.63%, 2/01/21	101
195,000	Sterling Bancorp, 3.50%, 6/08/20	196
80,000	Sunoco LP/Sunoco Finance Corp.,
	4.88%, 1/15/23	82
290,000	Synchrony Card Funding LLC, 2.34%, 6/15/25	295
160,000	Synchrony Financial, 2.85%, 7/25/22	163
120,000	Synchrony Financial, (3 mo. LIBOR USD
	+ 1.230%), 3.13%, 2/03/20 (a)	120
227,700	Taco Bell Funding LLC 144A,
	4.32%, 11/25/48 (b)	236
55,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	58
480,000	Truist Bank, 2.80%, 5/17/22	491
320,000	Truist Financial Corp., 2.20%, 3/16/23	324
1,345,000	U.S. Treasury Bill, 1.55%, 3/31/20 (e)	1,342
6,460,000	U.S. Treasury Note, 1.38%, 10/31/20	6,452
495,000	U.S. Treasury Note, 1.38%, 1/31/22	495
3,587,000	U.S. Treasury Note, 1.50%, 11/30/21	3,597
480,000	U.S. Treasury Note, 1.50%, 8/15/22 (f)(g)	482
2,101,000	U.S. Treasury Note, 2.50%, 1/15/22	2,147
115,000	United Technologies Corp., (3 mo. LIBOR USD
	+ 0.650%), 2.55%, 8/16/21 (a)	115
250,000	Ventas Realty LP, 2.65%, 1/15/25	256
255,000	Volkswagen Group of America Finance LLC
	144A, 3.88%, 11/13/20 (b)	259
170,000	WEC Energy Group Inc., 3.10%, 3/08/22	175
465,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.650%), 2.08%, 9/09/22 (a)	467
7,626,378	Wells Fargo Commercial Mortgage Trust
	2018-C46, 1.11%, 8/15/51 (d)	434
80,000	Westlake Automobile Receivables Trust 2018-3
	144A, 4.00%, 10/16/23 (b)	83
510,000	Westlake Automobile Receivables Trust 2019-3
	144A, 2.49%, 10/15/24 (b)	516
168,725	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48 (b)	174
290,000	World Omni Auto Receivables Trust 2019-B,
	2.59%, 7/15/24	296
250,000	Zions Bancorp NA, 3.35%, 3/04/22	257
		57,132

Virgin Islands (British) (USD) (1%)
585,000	Sinopec Group Overseas Development 2017 Ltd.
	144A, 2.38%, 4/12/20 (b)	585
Total Bonds (Cost - $95,612)		96,508

Principal or Shares	Security Description	Value (000)

Preferred Stock (0%)
19,900	Digital Realty Trust Inc., 6.35%
	(Cost - $499)	$514
Investment Company (3%)
2,651,248	Payden Cash Reserves Money Market Fund *
	(Cost - $2,651)	2,651
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $65)		—
Total Investments, Before Options Written
(Cost - $98,827) (103%)		99,673
Written Swaptions (0%)
Total Written Swaptions (Cost - $(39))		—
Total Investments (Cost - $98,788) (103%)		99,673
Liabilities in excess of Other Assets (-3%)		(2,777)
Net Assets (100%)		$96,896

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $760 and the total market value of the collateral held by the Fund is $788. Amount in 000s.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Yield to maturity at time of purchase.
(f)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

5   Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
10Y-2Y CMS Index, 2/06/20, Pay Fixed 0.112% at Maturity, Receive Pay at Maturity with Strike Cap of 0.205%	BNP PARIBAS	$22,930	02/06/2020	$—	Call
2-Year Interest Rate Swap, 02/05/22, Pay Fixed 1.6375% Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR	BNP PARIBAS	11,690	02/05/2022	—	Put

Total Swaptions		$34,620		$—

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
10-Year Interest Rate Swap, 02/05/30, Receive Fixed 1.78%	BNP PARIBAS	$2,472	02/05/2030	$—	Put
Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 107	USD 119	Citibank, N.A.	03/23/2020	$—
USD 119	EUR 107	Citibank, N.A.	03/23/2020	1
				1
Liabilities:
BRL 817	USD 191	Citibank, N.A.	04/30/2020	(1)
MXN 3,620	USD 191	Citibank, N.A.	04/30/2020	(2)
RUB 12,150	USD 190	Citibank, N.A.	04/30/2020	(2)
ZAR 2,120	USD 142	Citibank, N.A.	04/30/2020	(2)

				(7)
Net Unrealized Appreciation (Depreciation)				$(6)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	123	Mar-20	$26,612	$91	$91
Short Contracts:
U.S. Treasury 10-Year Note Future	7	Mar-20	(922)	(25)	(25)
U.S. Treasury 5-Year Note Future	46	Mar-20	(5,535)	(55)	(55)
					(80)

Total Futures					$11

Payden Global Low Duration Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually, Pay Variable 1.94625% (CDOR03 Index) Semi-Annually	08/30/2022	1,060	$(7)	—	$(7)
3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay Variable 1.94625% (CDOR03 Index) Semi-Annually	08/30/2022	1,060	(6)	—	(6)
3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay Variable 1.945% (CDOR03 Index) Semi-Annually	08/30/2022	930	(5)	—	(5)
			$(18)		$(18)

7   Payden Mutual Funds